CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Share capital [Member]	Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019		$ 75	$ 140,871	$ (17)	$ (125,760)	$ 15,169
Loss for the period					(5,557)	(5,557)
Other comprehensive loss				1		1
Total comprehensive loss				1	(5,557)	(5,556)
Exercise of options	[1]
Share-based compensation			519			519
Balance at Jun. 30, 2020		75	141,390	(16)	(131,317)	10,132
Balance at Dec. 31, 2019		75	140,871	(17)	(125,760)	15,169
Loss for the period					(9,196)	(9,196)
Other comprehensive loss				(23)		(23)
Total comprehensive loss				(23)	(9,196)	(9,219)
Exercise of options	[1]
Share-based compensation			1,322			1,322
Balance at Dec. 31, 2020		75	142,193	(40)	(134,956)	7,272
Balance at Mar. 31, 2020		75	141,044	(9)	(128,221)	12,889
Loss for the period					(3,096)	(3,096)
Other comprehensive loss				(7)		(7)
Total comprehensive loss				(7)	(3,096)	(3,103)
Share-based compensation			346			346
Balance at Jun. 30, 2020		75	141,390	(16)	(131,317)	10,132
Balance at Dec. 31, 2020		75	142,193	(40)	(134,956)	7,272
Loss for the period					(6,046)	(6,046)
Other comprehensive loss				8		8
Total comprehensive loss				8	(6,046)	(6,038)
Exercise of options	[1]
Share-based compensation			884			884
Balance at Jun. 30, 2021		75	143,077	(32)	(141,002)	2,118
Balance at Mar. 31, 2021		75	142,577	(29)	(137,807)	4,816
Loss for the period					(3,195)	(3,195)
Other comprehensive loss				(3)		(3)
Total comprehensive loss				(3)	(3,195)	(3,198)
Exercise of options	[1]
Share-based compensation			500			500
Balance at Jun. 30, 2021		$ 75	$ 143,077	$ (32)	$ (141,002)	$ 2,118

[1]	Represents less than $ 1